Commitments and Contingent liabilities - Additional Information (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating lease expense [Member]	Dec. 31, 2011 Operating lease expense [Member]	Dec. 31, 2010 Operating lease expense [Member]	Jun. 30, 2012 Facebook IPO [Member]	Dec. 31, 2012 Facebook IPO [Member]
Component of Operating Other Cost and Expense [Line Items]
Pre-tax loss settlements realized	$ 457,600,000
Restructuring Charge		24,175,000	3,812,000				35,400,000	35,400,000
Rental expense	22,180,000	21,627,000	20,648,000	14,300,000	14,500,000	13,900,000
Letters of credit held in escrow		1,000,000
Additional borrowing capacity due to issuance of HECMs	$ 478,100,000	$ 185,700,000